SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Mar. 31, 2016
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2014:
Allowance for doubtful accounts	¥44,961	¥37,197	¥(35,265)	¥46,893

Fiscal year ended March 31, 2015:
Allowance for doubtful accounts	¥46,893	¥28,504	¥(32,167)	¥43,230

Fiscal year ended March 31, 2016:
Allowance for doubtful accounts	¥43,230	¥32,200	¥(30,194)	¥45,236

*1:	Primarily amounts written off.

		Additions
	Balance at beginning of period	Charged to income tax expense	Charged to other Accounts(*1)	Deductions(*2)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2014:
Valuation allowance—Deferred tax assets	¥253,693	¥20,473	¥24,793	¥(39,038)	¥259,921

Fiscal year ended March 31, 2015:
Valuation allowance—Deferred tax assets	¥259,921	¥26,839	¥17,449	¥(38,259)	¥265,950

Fiscal year ended March 31, 2016:
Valuation allowance—Deferred tax assets	¥265,950	¥13,574	¥364	¥(108,178)	¥171,710

*1:	Charged to other Accounts of Additions in the table above mainly consist of foreign currency translation adjustments.
*2:	Deductions in the table above mainly consist of changes in estimates of the realizability of deferred tax assets. The amounts of change in estimates of the realizability of deferred tax assets for the years ended March 31, 2014, 2015 and 2016 are presented in note 12. In addition, the deduction in the table above for the year ended March 31, 2016 includes the impact of a ¥8,069 million decrease as a result of a change in the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities.